Dividend Per Ordinary Share - Additional Information (Detail) - € / shares	1 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018	May 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of Dividends [abstract]
Withholding tax on dividends paid, ordinary shares				15.00%
Dividend per ordinary share paid	€ 0.44	€ 0.24	€ 0.43		€ 0.68